Significant Accounting Policies- Schedule of Antidilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Antidilutive Shares [Line Items]
Total anti-dilutive shares	2,653,629	928,209	644,829
Employee Stock [Member]
Schedule of Antidilutive Shares [Line Items]
Total anti-dilutive shares	49,533	41,610	27,492
Warrant [Member]
Schedule of Antidilutive Shares [Line Items]
Total anti-dilutive shares	2,604,096	886,599	617,337